PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 36,567	$ 43,896
Accumulated depreciation	25,378	29,660
Deprecated cost	11,189	14,236
Depreciation	5,536	6,406	$ 4,635
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,750	19,711
Accumulated depreciation	9,835	16,037
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,353	11,856
Accumulated depreciation	9,041	8,239
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,438	1,568
Accumulated depreciation	535	589
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,990	3,039
Accumulated depreciation	1,692	1,453
Security As Service [Member]
Property, Plant and Equipment [Line Items]
Cost	8,036	7,722
Accumulated depreciation	$ 4,275	$ 3,342